Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases
Future minimum payments, by year and in the aggregate, under non-cancelable operating leases with initial or remaining lease terms of one year or more, are as follows at December 31, 2013 (in thousands):

2014	$6,087
2015	4,364
2016	2,503
2017	1,267
2018	1,182
Thereafter	768
$16,171

Long-term Purchase Commitment [Table Text Block]	Future obligations for minimum purchases under these supply agreements are as follows at December 31, 2013 (in thousands):

	Total	2014	2015	2016	2017	2018	Thereafter
Minimum supply obligations	$2,073	—	2,073	—	—	—	—